Adjusting items included in profit from operations - Key assumptions of impairments (Details) £ in Millions	6 Months Ended
Jun. 30, 2024 GBP (£)
Grizzly
Profit from Operations [Line Items]
Carrying amount	£ 9,286
Headroom	£ 927
Growth rate decrease assumption	0.75%
Pre-tax discount rate increase assumption	0.70%
Grizzly | Volume decline
Profit from Operations [Line Items]
Compound Annual Growth Rate (CAGR)	7.30%
Assumptions decreased CAGR	2.50%
Impairment upon possible change	£ 1,475
Camel Snus
Profit from Operations [Line Items]
Carrying amount	636
Headroom	£ 0
Compound Annual Growth Rate (CAGR)	(10.20%)
Growth rate decrease assumption	0.50%
Pre-tax discount rate increase assumption	0.75%
Volume decrease assumption	1.00%
Camel Snus | Volume decline
Profit from Operations [Line Items]
Impairment upon possible change	£ 35
Camel Snus | Decrease in long term growth rate
Profit from Operations [Line Items]
Impairment upon possible change	24
Camel Snus | Increase in pre tax discount rate
Profit from Operations [Line Items]
Impairment upon possible change	40
Pall Mall
Profit from Operations [Line Items]
Carrying amount	2,565
Headroom	£ 180
Pre-tax discount rate increase assumption	1.39%
Volume decrease assumption	3.00%
Assumptions decreased brand operating margin	7.50%
Brand operating margin	60.60%
Pall Mall | Minimum | Not later than twenty years
Profit from Operations [Line Items]
Volume decrease assumption	11.90%
Pall Mall | Maximum | Not later than twenty years
Profit from Operations [Line Items]
Volume decrease assumption	22.00%
Pall Mall | Volume decline
Profit from Operations [Line Items]
Impairment upon possible change	£ 606
Pall Mall | Brand operating margin
Profit from Operations [Line Items]
Impairment upon possible change	£ 97